Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value

Outstanding Options, January 1, 2018	185,500,550	$0.0714
Granted	10,915,000	$0.0302
Exercised	(346,550)	$0.0280
Forfeited or expired	(20,475,050)	$0.1086

Outstanding Options, December 31, 2018	175,593,950	$0.0646	3.84	$22,000

Vested and Expected to Vest Options at December 31, 2018	172,238,777	$0.0652	3.79	$21,000

Exercisable Options at December 31, 2018	145,492,900	$0.0706	3.43	$16,000

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable and Vested	Weighted Average Exercise Price

$0.0270 - $0.0314	50,133,550	5.59	$0.0305	30,157,100	$0.0306
$0.0338 - $0.0472	22,499,250	5.56	$0.0420	13,895,550	$0.0425
$0.0506 - $0.0640	36,109,100	3.03	$0.0580	35,564,400	$0.0581
$0.0644 - $0.0800	35,697,550	3.81	$0.0782	34,721,350	$0.0782
$0.0834 - $0.1636	31,154,500	0.78	$0.1276	31,154,500	$0.1276

Balance, December 31, 2018	175,593,950	3.84	$0.0646	145,492,900	$0.0706

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2018			2017			2016			2018			2017			2016

Risk-free interest rate	2.51%	-	2.85%	1.84%	-	1.93%	1.14%	-	1.33%	1.48%	-	2.32%	0.51%	-	1.18%	0.22%	-	0.35%
Expected life (Years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	39%	-	42%	37%	-	38%		34%		29%	-	59%	40%	-	79%	34%	-	48%
Dividend		-			-			-			-			-			-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Outstanding RSUs	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2018	72,117,700	$0.0429
Granted	38,308,750	$0.0291
Vested	(25,588,950)	$0.0467
Forfeited and expired	(4,073,700)	$0.0407

Nonvested at December 31, 2018	80,763,800	$0.0353

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	175,593,950
Outstanding RSUs	80,763,800
Shares reserved for future Awards grants	164,925,000
Shares reserved for Employee Stock Purchase Plan	20,261,000

Total	441,543,750